Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets
Disclosure of detailed information about intangible assets

	Licenses	Software	Total
	(€ in thousands)	(€ in thousands)	(€ in thousands)
Balance at January 1, 2017
Cost	39	152	191
Accumulated amortization	—	(101)	(101)
Carrying amount	39	51	90

Additions	—	—	—
Amortization	—	(51)	(51)
Movement for the period	—	(51)	(51)

Balance at December 31, 2017
Cost	39	152	191
Accumulated amortization	—	(152)	(152)
Carrying amount	39	—	39

Additions	—	—	—
Impairment	(39)	—	(39)
Amortization	—	—	—
Movement for the period	(39)	—	(39)

Balance at December 31, 2018
Cost	39	152	191
Accumulated amortization	(39)	(152)	(191)
Carrying amount	—	—	—